Loss Per Share - Schedule of Basic and Diluted Loss per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
LOSS PER ORDINARY SHARE
Loss attributable to equity holders of the Company	$ 20,458	$ 10,138	$ 16,002
Weighted average number of ordinary shares in issue	32,969,094	27,398,169	24,970,585
Loss per ordinary share	$ 0.62	$ 0.37	$ 0.64